Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-current Liabilities

	December 31, 2024	December 31, 2023
Cash-settled equity awards (Note 15(b))	$2,536	$2,549
Withholding, value added tax, and other taxes payable	14,437	8,012
Provision	1,588	1,622
Other liabilities	3,289	5,975
	$21,850	$18,158